SEGMENT INFORMATION (Tables)	12 Months Ended
Jan. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	Additional disaggregated significant segment expenses on a functional basis, that are not separately presented on the Company’s consolidated statements of operations, are presented below.

	Year Ended January 31,
(in thousands)	2025	2024	2023
Sales and marketing	$94,969	$81,610	$101,046
General and administrative	$48,547	$44,174	$53,301
Total Selling, general and administrative	$143,516	$125,784	$154,347